Commitments and Contingencies (Details)						12 Months Ended
	Dec. 30, 2026 CNY (¥)	Nov. 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)	May 08, 2026 CNY (¥)	Oct. 20, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)
Commitments and Contingencies [Line Items]
Contractual consideration							¥ 170,000,000
Prepaid Installation stage						5.00%	5.00%
Commitments [Member]
Commitments and Contingencies [Line Items]
Initial payment installments			¥ 3,486,000
Payments to suppliers							¥ 1,245,000
Total Consideration					¥ 4,980,000
Construction Period						500 years	500 years
contract price			70.00%			25.00%	25.00%
Expense Payable							¥ 249,000
Capital commitments [Member]
Commitments and Contingencies [Line Items]
Contractual consideration				¥ 170,000,000
Interest rate						10.00%	10.00%
Payments to suppliers | $						$ 35,000,000
Capital commitments [Member] | Forecast [Member]
Commitments and Contingencies [Line Items]
Payments to suppliers	¥ 80,000,000	¥ 55,000,000
Contractual cash payments		¥ 135,000,000
Capital commitments [Member] | Commitments [Member]
Commitments and Contingencies [Line Items]
Payments to Acquire Productive Assets, Total							¥ 1,494,000